Segment reporting - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment reporting
Revenue from external customers	$ 216,080	$ 178,203	$ 87,329
Adjusted (LBIT)/EBIT	(46,227)	(9,587)	(19,000)
Interest income	502	451	559
Equity in earnings of equity investees, net of tax	66,244	22,572	15,180
Operating (loss)/profit	20,519	13,436	(3,261)
Interest expenses	1,631	1,404	1,516
Additions to non-current assets (other than financial instrument and deferred tax assets)	4,327	3,324	4,618
Depreciation/amoritzation	2,341	2,015	1,265
Income taxes	4,331	1,605	1,343
Segment information
Total assets	342,437	229,599
Property, plant and equipment	9,954	8,507
Leasehold land	1,220	1,343
Goodwill	3,137	3,332	3,430	$ 407
Other intangible asset	469	571
Investments in equity investees	158,506	119,756
Reportable segment
Segment reporting
Adjusted (LBIT)/EBIT	(46,227)	(9,587)	(19,000)
Reportable segment | Innovation platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	35,228	52,016	20,344
Adjusted (LBIT)/EBIT	(36,657)	(119)	(13,817)
Interest income	52	79	33
Equity in earnings of equity investees, net of tax	(4,232)	(3,770)	(8,409)
Operating (loss)/profit	(40,837)	(3,810)	(22,193)
Additions to non-current assets (other than financial instrument and deferred tax assets)	4,138	3,218	3,671
Depreciation/amoritzation	2,176	1,864	1,145
Segment information
Total assets	53,774	49,545
Property, plant and equipment	9,686	8,312
Leasehold land	1,220	1,343
Investments in equity investees	17,031	9,285
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	149,861	105,478	50,202
Adjusted (LBIT)/EBIT	2,377	676	48
Interest income	31	114	68
Equity in earnings of equity investees, net of tax	60,288	15,653	13,201
Operating (loss)/profit	62,696	16,443	13,317
Interest expenses			10
Additions to non-current assets (other than financial instrument and deferred tax assets)	67	88	915
Depreciation/amoritzation	102	94	65
Income taxes	777	239	51
Segment information
Total assets	134,681	97,572
Property, plant and equipment	145	122
Goodwill	2,730	2,925
Other intangible asset	469	571
Investments in equity investees	77,939	49,709
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	6,984	3,028	3,847
Adjusted (LBIT)/EBIT	(493)	(169)	771
Interest income	34	29	12
Equity in earnings of equity investees, net of tax	10,188	10,689	10,388
Operating (loss)/profit	9,729	10,549	11,171
Interest expenses			77
Additions to non-current assets (other than financial instrument and deferred tax assets)	20	5	24
Depreciation/amoritzation	3	11	6
Income taxes	(497)
Segment information
Total assets	67,161	66,552
Property, plant and equipment	34	27
Goodwill	407	407
Investments in equity investees	63,536	60,762
Reportable segment | Commercial Platform | Consumer Health | HK
Segment reporting
Revenue from external customers	24,007	17,681	12,936
Adjusted (LBIT)/EBIT	1,852	1,211	999
Interest income	1	1	3
Operating (loss)/profit	1,853	1,212	1,002
Interest expenses	79	85	19
Additions to non-current assets (other than financial instrument and deferred tax assets)	51	4	2
Depreciation/amoritzation	19	5	7
Income taxes	289	148	131
Segment information
Total assets	10,701	8,651
Property, plant and equipment	40	7
Unallocated
Segment reporting
Adjusted (LBIT)/EBIT	(13,306)	(11,186)	(7,001)
Interest income	384	228	443
Operating (loss)/profit	(12,922)	(10,958)	(6,558)
Interest expenses	1,552	1,319	1,410
Additions to non-current assets (other than financial instrument and deferred tax assets)	51	9	6
Depreciation/amoritzation	41	41	42
Income taxes	3,762	1,218	$ 1,161
Segment information
Total assets	76,120	7,279
Property, plant and equipment	$ 49	$ 39